Post-Employment Benefits - Details of Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost		₩ 148,868	₩ 173,879	₩ 173,534
Net interest cost		(18,854)	(23,942)	(5,274)
Expenses related to defined benefit plans	[1]	130,014	149,937	168,260
Expenses related to defined benefit plans, excludes capitalized amounts	[2]	120,129	134,852	155,556
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		89,052	99,141	116,002
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		6,201	7,138	8,017
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		14,271	16,865	18,780
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		₩ 10,605	₩ 11,708	₩ 12,757

[1]	The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).
[2]	The total cost recognized in the comprehensive income (loss) statement related to the defined benefit plans excludes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).